Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ROOMLINX INC
Entity Central Index Key	0001021096
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2012
Amendment Flag	false